Net Loss per Share Attributable to Common Stockholders (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Net Loss per Share Attributable to Common Stockholders
Schedule of basic and diluted loss per share attributable to common stockholders

	Three months ended
	March 31,
	2023	2022
Numerator:
Net loss attributable to common stockholders	$(2,547,450)	$(1,692,062)

Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders	5,044,775	4,549,686

Net loss per share attributable to common stockholders	$(0.50)	$(0.37)

	For the years ended December 31,
	2022	2021
Numerator:
Net loss attributable to common stockholders	$(12,091,540)	$(9,057,163)

Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders	4,732,774	3,767,472

Net loss per share attributable to common stockholders	$(2.55)	$(2.40)

Schedule of Anti-Dilutive shares for computation of diluted net loss per share attributable to common stockholders

	March 31,	March 31,
	2023	2022
Options, RSUs, and grants	735,001	521,932
Warrants	1,673,968	1,277,834
Total	2,408,969	1,799,766

	For the years ended December 31,
	2022	2021
Options, RSUs, and grants	744,373	555,581
Warrants	1,676,118	1,729,093
Total dilutive securities	2,420,491	2,284,674